Business Combinations - Additional Information (Details) $ / shares in Units, $ in Thousands													3 Months Ended		12 Months Ended
	Dec. 12, 2021 USD ($) shares	Dec. 09, 2021 USD ($) installment	Nov. 19, 2021 USD ($) installment	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 12, 2021 USD ($) Vote $ / shares shares	Nov. 12, 2021 USD ($) installment $ / shares shares	Nov. 12, 2021 USD ($) USN ($) $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	May 01, 2021 USD ($)	Feb. 12, 2021 USD ($) installment	Mar. 31, 2022 USD ($) Vote $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) item Vote $ / shares shares	Dec. 31, 2020 USD ($) shares
Business Acquisition [Line Items]
Number of businesses acquired | item															5
Number of asset acquisition | item															1
Sale of stock, price per share (in usd per share) | $ / shares										$ 10.00
Consideration received on transaction										$ 275,000
Reverse recapitalization, net						$ 762,052
Reverse recapitalization, equity consideration, value						$ 595,468
Reverse recapitalization, equity consideration (in shares) | shares					51,300,000
Reverse recapitalization, equity consideration (in dollars per share) | $ / shares				$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Cash acquired through reverse recapitalization						$ 166,584
Proceeds from recapitalization transaction, exclusive of transaction costs						333,946									$ 333,946	$ 0
Payments As A Result Of Recapitalization Transaction						$ 167,510									$ 167,510	$ 0
Reverse recapitalization expenses	$ 39,914
Accrued reverse recapitalization costs	$ 6,769
Number of common stock, vote per share | Vote							1						1		1
Recapitalization exchange ratio				591	591	591	591	591	591
Adjustments to additional paid in capital, reverse recapitalization				$ 142,557	$ 142,557	$ 142,557	$ 142,557	$ 142,557	$ 142,557
Preferred stock, shares authorized (in shares) | shares													10,000,000		10,000,000
Preferred stock, par value (in usd per share) | $ / shares													$ 0.0001		$ 0.0001
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares															$ 0.0001
Preferred stock, shares issued (in shares) | shares													163,510		163,510	0
Preferred stock, shares outstanding (in shares) | shares													163,510		163,510	0
Pro forma combined revenue															$ 3,023	$ 202,316
Net loss															1,454	(12,195)
Acquisition and integration expenses paid														$ 76	476
Common stock
Business Acquisition [Line Items]
Sale of stock issued (in shares) | shares										17,500,000
Preferred stock
Business Acquisition [Line Items]
Sale of stock issued (in shares) | shares										100,000
Public Warrants
Business Acquisition [Line Items]
Number of securities called by each warrant (in shares) | shares	1
Derivative Warrant Liability
Business Acquisition [Line Items]
Class of warrant forfeited (in warrants) | shares				555,791	555,791	555,791	555,791	555,791	555,791
Legacy TOI Earnout Shares
Business Acquisition [Line Items]
Contingent consideration, liability (in shares) | shares					12,500,000
Oncology Association PA
Business Acquisition [Line Items]
Fair value of total consideration transferred											$ 500
Weighted average useful life											10 years
Raiker Acquisition
Business Acquisition [Line Items]
Total consideration transferred												$ 1,710
Cash												892
Deferred consideration												$ 818
Number of installments | installment												2
Tax deductible goodwill													$ 1,454		1,453
Grant Acquisition
Business Acquisition [Line Items]
Total consideration transferred						$ 1,049
Cash						849
Deferred consideration						200
Number of installments | installment								2
Tax deductible goodwill													550		550
Weighted average useful life				10 years
Orr Acquisition
Business Acquisition [Line Items]
Total consideration transferred						1,016
Cash						816
Deferred consideration						$ 200
Number of installments								2	2
Tax deductible goodwill													837		837
Weighted average useful life				10 years
Dave Acquisition
Business Acquisition [Line Items]
Total consideration transferred			$ 2,750
Cash			2,000
Deferred consideration			$ 750
Number of installments | installment			3
Tax deductible goodwill													2,645		2,645
Yang Acquisition
Business Acquisition [Line Items]
Total consideration transferred		$ 7,115
Cash		4,615
Deferred consideration		$ 2,500
Number of installments | installment		2
Tax deductible goodwill													$ 6,913		$ 6,913
Weighted average useful life		10 years
Manuel Zevallos, MD
Business Acquisition [Line Items]
Cash																100
Deferred consideration																$ 50